Financial Instruments - Summarizes Outstanding Cross Currency Swap Agreements (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Asset	$ 4,702	$ 96
Cross-currency swaps | Less than one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	6,251	5,210
Derivative financial instruments liability	0	(984)
Asset	461	$ 96
Cross-currency swaps | One to three years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	9,121
Derivative financial instruments liability	(137)
Asset	433
Cross-currency swaps | Three to four years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	16,357
Derivative financial instruments liability	(68)
Asset	3,114
Cross-currency swaps | Four to six years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	608
Derivative financial instruments liability	0
Asset	53
Cross-currency swaps | After six years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0
Derivative financial instruments liability	0
Asset	$ 641